Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Loans and receivables	$ 53	$ 82	$ 121
Financing liabilities and associated hedging instruments	(1,395)	(1,111)	(965)
Fair value hedge (ineffective portion)	(1)	3	(1)
Assets and liabilities held for trading	(191)	(78)	(28)
Cost of net debt (Note 15)	(1,534)	(1,104)	(873)
Impact of the hedging strategies
Revaluation at market value of bonds	(2,519)	693	2,133
Swap hedging of bonds	2,518	(690)	(2,134)
Ineffective portion of the fair value hedge	(1)	3	(1)
Net investment hedge
Balance as of the beginning of the period	(658)	(674)	(511)
Variations	(104)	16	(163)
Balance as of the end of the period	(762)	(658)	(674)
Cash flow hedge
Ineffective portion of the cash flow hedges	0	0	0
Hedging instruments of non-current financial debt
Cash flow hedge
Profit (Loss) recorded in equity during the period	253	308	(185)
Recycled amount from equity to the income statement during the period	$ 266	$ (52)	$ (205)